Loss Per Share	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
LOSS PER SHARE

NOTE 24 - LOSS PER SHARE:

a.	Basic Basic loss per share is calculated by dividing the loss attributable to Company’s owners by the weighted average number of issued ordinary shares in issue (including pre-funded warrants).

	Year ended December 31
	2022	2021	2020

Loss attributable to Company’s owners (U.S. dollars in thousands)	(13,151)	(13,125)	(7,845)
The weighted average of the number of ordinary shares in issue (in thousands)	31,594	27,106	11,074
Basic loss per share (U.S. dollar)	(0.42)	(0.48)	(0.71)

b.

Diluted

The Company adjusts the loss attributable to holders of ordinary shares and the weighted average number of shares in issue, to reflect the effect of all potentially dilutive ordinary shares, as follows: The Company adds to the weighted average number of shares in issue that was used to calculate the basic loss per share, the weighted average of the number of shares to be issued assuming that all shares that have a potentially dilutive effect would be converted into shares, and adjusts net loss attributable to holders of the Company’s ordinary shares to exclude any profits or losses recorded during the period with respect to potentially dilutive shares. The potential shares, as mentioned above, are only taken into account in cases where their effect is dilutive (reducing the earnings per share or increasing the loss per share).

	Year ended December 31
	2022	2021	2020

Loss attributable to the Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	(13,151)	(13,125)	(7,845)
Adjustment in respect of the finance income relating to convertible debentures (U.S. dollars in thousands)	-	-	(1,692)
	(13,151)	(13,125)	(9,537)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	31,594	27,106	11,074
Adjustment respect of the incremental shares assuming the conversion to convertible debentures (in thousands)	-	-	1,911
	31,594	27,106	12,985
Diluted loss per share (U.S. dollar)	(0.42)	(0.48)	(0.84)

The calculation of diluted loss per share for December 31, 2022, does not give effect to the potential share issuance of ordinary shares upon the exercise of options to employees and service providers, warrants issued in connection with convertible debenture agreements and warrants issued in connection with the O.R.B agreement, as their effect is anti-dilutive.

The calculation of diluted loss per share for December 31, 2021, does not give effect to the potential share issuance of ordinary shares upon the exercise of options to employees and service providers and warrants issued in connection with convertible debenture agreements, as their effect is anti-dilutive.

The calculation of diluted loss per share for December 31, 2020, does not give effect to the potential share issuance of ordinary shares upon the exercise of options to employees and service providers and warrants issued in connection with convertible debenture agreements, as their effect is anti-dilutive.